CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cortelco Systems Holding Corp [Member]	Inventergy Inc [Member]	Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Common Stock [Member]	Common Stock [Member] Inventergy Inc [Member]	Common Stock [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Common Stock [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Additional Paid-In Capital [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Cortelco Systems Holding Corp [Member]	Invested Equity - eOn Communitaitons Corporation [Member] Cortelco Systems Holding Corp [Member]	Redeemable Convertible Preferred Stock [Member] Inventergy Inc [Member]	Redeemable Convertible Preferred Stock [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Redeemable Convertible Preferred Stock [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Series A-1 convertible preferred stock [Member] Inventergy Inc [Member]	Accumulated Deficit during Development Stage [Member] Series A-2 convertible preferred stock [Member] Inventergy Inc [Member]
Balance July 31, 2013 at Jul. 31, 2011	$ 5,614,000	$ 4,670,000				$ 15,000				$ 56,281,000				$ (1,503,000)	$ (49,769,000)	$ 5,000	$ 585,000	$ 585,000	$ 4,085,000
Beginning Balance at (in shares) at Jul. 31, 2011						3,003,985								(139,580)
Stock-based compensation	7,000
Issuance of common stock under employee stock purchase plan	18,000									18,000
Issuance of common stock under employee stock purchase plan (in shares)						12,773
Stock-based compensation expense, stock options and ESPP	7,000									7,000
Reissuance of treasury stock	0									(2,000)				2,000
Reissuance of treasury stock (in shares)														176
Comprehensive income:
Other	(5,000)															(5,000)
Comprehensive income	507,000
Net income	512,000	679,000													464,000		48,000	48,000	631,000
Net loss for the six months ended January 31, 2014		354,000																0	354,000
Balance January 31, 2014 at Jul. 31, 2012	6,146,000	5,703,000				15,000				56,304,000				(1,501,000)	(49,305,000)	0	633,000	633,000	5,070,000
Balance (in shares) at Jul. 31, 2012						3,016,758								(139,404)
Balance July 31, 2013 at Jan. 11, 2012
Stock-based compensation
Comprehensive income:
Net income			(12,783)
Balance January 31, 2014 at Dec. 31, 2012			(12,783)
Balance July 31, 2013 at Jan. 12, 2012
Stock-based compensation			1,872,104
Comprehensive income:
Net income			(4,743,855)
Balance January 31, 2014 at Dec. 31, 2013			753,132
Balance July 31, 2013 at Jul. 31, 2012	6,146,000	5,703,000
Comprehensive income:
Net income	229,000	461,000
Balance January 31, 2014 at Jan. 31, 2013
Balance July 31, 2013 at Jul. 31, 2012	6,146,000	5,703,000								56,304,000				(1,501,000)	(49,305,000)		633,000	633,000	5,070,000
Beginning Balance at (in shares) at Jul. 31, 2012														(139,404)
Stock-based compensation	4,000
Stock-based compensation expense, stock options and ESPP	4,000									4,000
Reissuance of treasury stock	1,000									(3,000)				4,000
Reissuance of treasury stock (in shares)														320
Comprehensive income:
Comprehensive income	222,000
Net income	222,000	1,184,000													68,000		154,000	154,000	1,030,000
Net distributions to EON Communications Corporation for the six months ended January 31, 2014		(390,000)																0	(390,000)
Balance January 31, 2014 at Jul. 31, 2013	6,373,000	6,497,000				15,000				56,305,000				(1,497,000)	(49,237,000)	0	787,000	787,000	5,710,000
Balance (in shares) at Jul. 31, 2013						3,016,758								(139,084)
Balance July 31, 2013 at Dec. 31, 2012			(12,783)
LLC member contribution			12,783				0				12,783									0			0
Issuance of restricted common shares in exchange for LLC interest in recapitalization			0				500				(13,283)									0			12,783
Issuance of restricted common shares in exchange for LLC interest in recapitalization (in shares)							5,000,000													0
Issuance of restricted stock for compensation			0				529				(529)												0
Issuance of restricted stock for compensation (in shares)			0				5,294,372
Restricted stock forfeited			0				(5)				5												0
Restricted stock forfeited (in shares)			0				(50,000)
Issuance of stock for cash			3,612,100	0	0		126	0	0		3,611,974	0	0							0	2,760,409	632,541	0	0	0
Issuance of stock for cash (in shares)							1,260,667	0	0											0	5,000,000	1,176,748
Stock-based compensation			1,872,104	0	0		0				1,872,104									0			0
Comprehensive income:
Net income			(4,731,072)				0				0									0			(4,731,072)
Balance January 31, 2014 at Dec. 31, 2013			753,132				1,150				5,483,054									3,392,950			(4,731,072)
Balance (in shares) at Dec. 31, 2013							11,505,039													6,176,748
Balance July 31, 2013 at Jul. 31, 2013	6,373,000	6,497,000				15,000										0		787,000	5,710,000
Beginning Balance at (in shares) at Jul. 31, 2013						3,016,758
Issuance of common stock under employee stock purchase plan (in shares)	13,939
Comprehensive income:
Net income	(1,210,000)	(445,000)																(81,000)	(364,000)
Net distributions to EON Communications Corporation for the six months ended January 31, 2014		(646,000)																0	(646,000)
Balance January 31, 2014 at Jan. 31, 2014	$ 5,176,000	$ 5,406,000																$ 706,000	$ 4,700,000